GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
May
12,
2026
Apr
10,
2026
Jun
12,
2026
Apr 30, 2026
May 06, 2026
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jan 12, 2015
Dec 8, 2014
Nov 12, 2047
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.327.7535
T
ABLE OF CONTENTS
Supplemental Information
Page
1
Payment Detail
Page
2
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Payment Detail (Exchange Certificates)
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Additional Loan Detail
Historical Loan Modification Report
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Historical Delinquency & Liquidation (Actual)
Delinquency Summary Report
REO Additional Detail
REO Status Report
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Delinquent Loan Detail
Page
3
Page
4
Page
5
Page
6
Page
7
Page
8
Page
10
Page
11
Page
13
Page
14
Page
15
Page
16
Page
18
Page
19
Page
20
Page
21
Page
22
Page
25
Page
26
Page
30
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Trimont LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
SUPPLEMEN
T
AL INFORM
A
TION
Notice Date
May 12, 2025
May 01, 2018
Notes
The following note was provided by LNR Partners, LLC in its capacity as Special Servicer: With only a few assets remaining in this securitization, the Special Servicer requested approximately $5MM be held back from liquidation proceeds of an asset sold within the
December 2024 remittance period. This holdback is necessary to fund potential leasing costs, forecasted capital expenditures associated with the leasing, legal fees and trailing trust expenses relating to remaining loans/REO, and may be adjusted as assets liquidate. The holdback amount is being held by the Master Servicer as a deal-level reserve.
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s Website
;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
PA
YMENT DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-5
A-AB
X-A
X-B
X-C
X-D
A-S
B
PEZ
C
D
E
F
G
H
S
R
Totals:
Effective
Pass-Through
Rate
1.434000%
2.902000%
3.467000%
3.364000%
3.629000%
3.365000%
0.000000%
0.180648%
1.089648%
1.089648%
3.964000%
4.215000%
N/A
4.395648%
4.395648%
3.306000%
3.306000%
3.306000%
3.306000%
N/A
N/A
Original
Balance
46,189,000.00
71,003,000.00
40,000,000.00
280,000,000.00
349,842,000.00
91,592,000.00
971,195,000.00
56,483,000.00
29,811,000.00
61,190,419.00
92,569,000.00
56,483,000.00
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
32,949,419.00
0.00
0.00
1,255,180,419.00
Beginning
Balance (1)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
47,683,739.02
29,811,000.00
32,298,271.05
0.00
47,683,739.02
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
4,057,271.05
0.00
0.00
246,294,010.07
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
160,610.70
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
160,610.70
Interest
Distribution(2)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,178.32
27,069.59
29,328.13
0.00
167,489.13
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
231,065.17
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,178.32
27,069.59
29,328.13
0.00
328,099.83
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
391,675.87
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
47,523,128.33
29,811,000.00
32,298,271.05
0.00
47,523,128.33
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
4,057,271.05
0.00
0.00
246,133,399.38
Exchangeable
Percent
Outstanding
100.00%
100.00%
100.00%
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 189,846,000.00
(2) Class S is a sole beneficiary of Excess Interest

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Pass-Through
Class
Rate
A-S
3.964000%
B
4.215000%
PEZ
N/A
C
4.395648%
Original
Balance
92,569,000.00
56,483,000.00
0.00
40,794,000.00
Beginning
Balance
0.00
47,683,739.02
0.00
40,794,000.00
Principal
Distribution
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
Ending
Balance
0.00
47,523,128.33
0.00
40,794,000.00
Percent
Exchanged
0.00%
0.00%
0.00%
Totals:
189,846,000.00
88,477,739.02
0.00
0.00
0.00
0.00
88,317,128.33

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
F
ACTOR DE
T
AIL
Class
Cusip
A-1
36250HAA1
A-2
36250HAB9
A-3
36250HAC7
A-4
36250HAD5
A-5
36250HAE3
A-AB
36250HAF0
X-A
36250HAG8
X-B
36250HAH6
X-C
36250HAN3
X-D
36250HAQ6
A-S
36250HAJ2
B
36250HAK9
PEZ
36250HAL7
C
36250HAM5
D
36250HAS2
E
36250HAU7
F
36250HAW3
G
36250HAY9
H
36250HBA0
S
36250HBE2
R
36250HBC6
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
844.21399397
1000.00000000
527.83216032
0.00000000
844.21399397
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
123.13634579
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
2.84352276
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.12708819
0.90804026
0.47929285
0.00000000
2.96530165
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.12708819
0.90804026
0.47929285
0.00000000
5.80882441
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
841.37047121
1000.00000000
527.83216032
0.00000000
841.37047121
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
123.13634579
0.00000000
0.00000000

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
PRINCI
P
AL DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-5
A-AB
A-S
B
PEZ
C
D
E
F
G
H
Totals:
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
47,683,739.02
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
4,057,271.05
246,294,010.07
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
142,632.39
0.00
0.00
0.00
0.00
0.00
0.00
0.00
142,632.39
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,978.31
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,978.31
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Operating
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
47,523,128.33
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
4,057,271.05
246,133,399.38
Cumulative
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
28,892,147.95
28,892,147.95

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
INTEREST DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-5
A-AB
X-A
X-B
X-C
X-D
A-S
B
PEZ
C
D
E
F
G
H
S
R
Totals:
Accrued
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,178.32
27,069.59
29,328.13
0.00
167,489.13
0.00
149,430.06
350,578.59
82,129.31
43,225.95
34,578.01
11,177.78
0.00
0.00
902,184.87
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
159,148.69
375,668.73
91,680.57
48,788.49
39,049.30
22,979.34
0.00
0.00
737,315.13
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,178.32
27,069.59
29,328.13
0.00
167,489.13
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
231,065.17
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,812,308.02
7,225,208.56
3,558,565.15
2,067,857.68
1,662,025.61
4,306,666.47
0.00
0.00
21,632,631.48

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
RECONCILI
A
TION OF FUNDS
Interest
Scheduled Interest
Funds Collection
332,003.51
Fees
Master Servicing Fee
Funds Distribution
706.91
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Yield Maintenance
Prepayment Premium
Other Collections
ARD Excess Interest
Total Collections
0.00
0.00
0.00
0.00
0.00
332,003.51
142,632.39
0.00
0.00
142,632.39
0.00
0.00
0.00
0.00
474,635.90
Trustee/Certificate Administrator Fees
CREFC Intellectual Property Royalty License Fee
Operating Advisor Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
CCRE Strip
Miscellaneous Fee
Fee Distributions
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
Prepayment Premium
Payments to Certificateholders
Total Distribution
575.48
39.17
279.46
37,027.00
0.00
0.00
0.00
0.00
238.04
38,866.06
250.41
43,843.56
0.00
0.00
44,093.97
231,065.17
160,610.70
0.00
0.00
391,675.87
474,635.90

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
ADDITIONAL LOAN DE
T
AIL
Mortgage Loan Stated Principal Balance
Beginning Principal Balance
Ending Principal Balance
% of Cut-Off Date Principal Balance
Ending Loan Count
Weighted Average Remaining Term to Maturity
Weighted Average Mortgage Rate
Controlling Class:
248,408,118.99
248,265,486.60
19.61%
4
1
4.4107479%
E
P&I Advances:
P & I Advances
Miscellaneous Advances
Outstanding P & I Advances
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Other
Excess Liquidation Proceeds Account
Beg Balance
0.00
Total
Not Provided
Not Provided
138,414.27
0.00
0.00
0.00
0.00
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
Controlling Class Representative:
LNR Securities Holdings, LLC (“LNRSH”)
Specially Serviced Loans that are not Delinquent
Count
0
Control Termination Event:
YES
Balance
0.00
Aggregate Realized Loss in Related Collection Period
0.00
CCRE Strip for the Distribution Date
0.00
Agg Add’l Trust Expenses in Related Collection Period
0.00

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
ADDITIONAL LOAN DE
T
AIL
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Stated Principal
Count
Balance
Amount Of Any
Loan ID
Liq Proceeds
Portion Included
in Avail Funds
Totals:
Totals:
-
-

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
3
Ending
Scheduled
Balance
70,535,904.28
Ending
Unpaid
Balance
70,535,904.28
Comments
LMR will be released once available

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
1
1
1
2
13
13
27
27
27
27
27
27
27
27
42
42
42
42
42
42
42
42
42
42
51
51
51
51
51
51
Period
Nov 2024
Aug 2025
Dec 2025
Dec 2025
Jan 2019
Jun 2019
Feb 2021
May 2021
Jun 2021
Aug 2021
Oct 2021
Dec 2021
Jul 2022
Jan 2023
Feb 2020
Apr 2020
May 2020
Jul 2020
Oct 2020
Jan 2021
Feb 2021
Oct 2021
Mar 2022
May 2023
Nov 2023
Dec 2023
Feb 2024
Mar 2024
Apr 2024
Jun 2024
Beginning
Balance of the
Loan at
Liquidation
23,000,000.00
12,435,966.03
8,509,985.59
5,939,981.71
Aggregate
Realized Loss
on Loans
0.00
0.00
0.00
0.00
549,716.61
564,594.45
8,240,469.96
8,240,525.56
8,070,531.87
8,071,051.87
7,868,937.70
7,869,033.92
7,869,130.58
7,866,273.30
4,268,958.20
4,191,697.69
4,191,714.65
4,162,997.09
4,163,145.84
4,130,580.53
4,122,582.06
4,047,087.97
4,045,076.19
4,045,191.19
2,766,730.10
2,759,337.94
2,457,185.98
2,533,972.83
2,533,695.28
2,537,345.28
Prior Realized
Loss Applied to
Certificates
A
0.00
8,406,256.74
8,406,656.74
0.00
0.00
549,716.61
0.00
8,240,469.96
8,240,525.56
8,070,531.87
8,071,051.87
7,868,937.70
7,869,033.92
7,869,130.58
0.00
4,268,958.20
4,191,697.69
4,191,714.65
4,162,997.09
4,163,145.84
4,130,580.53
4,122,582.06
4,047,087.97
4,045,076.19
0.00
2,766,730.10
2,759,337.94
2,457,185.98
2,533,972.83
2,533,695.28
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
8,406,256.74
400.00
(1,405,273.35)
670.92
0.00
14,877.84
0.00
55.60
(169,993.69)
520.00
(202,1
14.17)
96.22
96.66
(2,857.28)
0.00
(77,260.51)
16.96
(28,717.56)
148.75
(32,565.31)
(7,998.47)
(75,494.09)
(2,01
1.78)
1
15.00
0.00
(7,392.16)
(302,151.96)
76,786.85
(277.55)
3,650.00
Current
Realized Loss
Applied to
Certificates*
8,406,256.74
8,406,656.74
7,001,383.39
670.92
549,716.61
564,594.45
8,240,469.96
8,240,525.56
8,070,531.87
8,071,051.87
7,868,937.70
7,869,033.92
7,869,130.58
7,866,273.30
4,268,958.20
4,191,697.69
4,191,714.65
4,162,997.09
4,163,145.84
4,130,580.53
4,122,582.06
4,047,087.97
4,045,076.19
4,045,191.19
2,766,730.10
2,759,337.94
2,457,185.98
2,533,972.83
2,533,695.28
2,537,345.28
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
51
53
72
72
72
72
72
72
72
82
Period
Feb 2025
Feb 2025
May 2023
Jun 2023
Aug 2023
Sep 2023
Nov 2023
Jan 2024
Jul 2024
Apr 2026
Beginning
Balance of the
Loan at
Liquidation
6,713,693.10
3,853,422.05
2,595,350.67
Aggregate
Realized Loss
on Loans
2,506,218.61
25,364.71
2,480,8
1
1.01
2,481,121.01
2,439,941.56
2,429,554.52
2,425,590.14
2,431,614.83
2,433,708.42
2,188,307.06
Prior Realized
Loss Applied to
Certificates
A
2,537,345.28
0.00
0.00
2,480,8
1
1.01
2,481,121.01
2,439,941.56
2,429,554.52
2,425,590.14
2,431,614.83
0.00
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
(31,126.67)
0.00
0.00
310.00
(41,179.45)
(10,387.04)
(3,964.38)
6,024.69
2,093.59
0.00
Current
Realized Loss
Applied to
Certificates*
2,506,218.61
25,364.71
2,480,8
1
1.01
2,481,121.01
2,439,941.56
2,429,554.52
2,425,590.14
2,431,614.83
2,433,708.42
2,188,307.06
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Loan Count:
9
Totals:
19,629,657.74
0.00
0.00
0.00
6,111,354.40
26,631,712.05
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
May 2026
0
Apr 2026
0
Mar 2026
0
Feb 2026
0
Jan 2026
0
Dec 2025
0
Nov 2025
0
Oct 2025
0
Sep 2025
0
Aug 2025
0
Jul 2025
0
Jun 2025
0
May 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
23,330,000.00
9.2
%
1
23,330,000.00
23,330,000.00
25,925,350.67
25,937,001.43
25,947,556.71
25,958,068.18
25,968,889.33
25,979,312.26
25,990,048.07
26,000,383.18
26,010,675.39
26,021,285.21
2,701,490.67
9.4
%
0
9.4
%
0
10.3
%
0
10.3
%
0
10.3
%
0
10.3
%
0
10.3
%
0
10.3
%
0
10.3
%
0
10.3
%
0
10.3
%
0
10.3
%
0
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
154,399,582.32
62.2
%
0
154,399,582.32
62.2
%
1
154,399,582.32
61.5
%
0
154,399,582.32
61.4
%
0
154,399,582.32
61.4
%
0
154,399,582.32
61.4
%
0
81,
1
13,069.87
32.2
%
0
81,
1
13,069.87
32.2
%
0
81,
1
13,069.87
32.2
%
0
81,
1
13,069.87
32.2
%
0
81,
1
13,069.87
32.1
%
0
81,
1
13,069.87
32.0
%
0
81,
1
13,069.87
32.0
%
1
0.00
0.0%
2,595,350.67
1.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
2,433,283.53
1.0%
Apr 2025
2
25,763,283.53
10.1
%
0
0.00
0.0
%
1
2,712,016.87
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
1
81,
1
13,069.87
31.6
%
0
0.00
0.0%
Mar 2025
0
0.00
0.0
%
0
0.00
0.0
%
1
2,722,136.28
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
1
81,
1
13,069.87
31.6
%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (ACTUAL BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
May 2026
0
Apr 2026
0
Mar 2026
0
Feb 2026
0
Jan 2026
0
Dec 2025
0
Nov 2025
0
Oct 2025
0
Sep 2025
0
Aug 2025
0
Jul 2025
0
Jun 2025
0
May 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
23,330,000.00
9.2
%
1
23,330,000.00
23,330,000.00
26,
1
13,791.74
26,
1
13,791.74
26,
1
13,791.74
26,
1
13,791.74
26,
1
13,791.74
26,
1
13,791.74
26,
1
13,791.74
26,
1
13,791.74
26,
1
13,791.74
26,
1
13,791.74
2,783,791.74
9.4
%
0
9.4
%
0
10.4
%
0
10.4
%
0
10.4
%
0
10.4
%
0
10.4
%
0
10.4
%
0
10.4
%
0
10.4
%
0
10.3
%
0
10.3
%
0
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
157,063,074.68
63.3
%
0
157,063,074.68
63.2
%
1
157,063,074.68
62.5
%
0
157,063,074.68
62.5
%
0
157,063,074.68
62.5
%
0
157,063,074.68
62.4
%
0
84,022,284.49
33.4
%
0
84,523,029.33
33.6
%
0
84,523,029.33
33.5
%
0
84,770,558.88
33.6
%
0
84,770,558.88
33.5
%
0
84,770,558.88
33.4
%
0
84,770,558.88
33.4
%
1
0.00
0.0%
2,783,791.74
1.1%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
2,445,526.10
1.0%
Apr 2025
2
25,775,526.10
10.1
%
0
0.00
0.0
%
1
2,783,791.74
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
1
84,770,558.88
33.1
%
0
0.00
0.0%
Mar 2025
0
0.00
0.0
%
0
0.00
0.0
%
1
2,783,791.74
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
1
84,770,558.88
33.1
%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
1
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
Current
1
2
Bankruptcy
Foreclosure
REO
TOTAL
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
70,535,904.28
0.00
28.41%
0.00%
70,535,904.28
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
1
0
70,535,904.28
0.00
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
23,330,000.00
9.40%
23,330,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
154,399,582.32
62.19%
157,063,074.68
3
177,729,582.32
93,865,904.28
37.81%
93,865,904.28
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
154,399,582.32
62.19%
157,063,074.68
4
248,265,486.60
121 + days
Current
28.4%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
71.6%
Percentage*
Actual Bal
28.41%
0.00%
70,535,904.28
0.00
0.00%
0.00%
0.00
0.00
71.59%
180,393,074.68
100.00%
Total:
100.0%
250,928,978.96
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
REO ADDITIONAL DE
T
AIL
Mortgage Property That Became REO Property During Related Prepayment Period
Stated Principal
Loan ID
Balance
Unpaid Principal
Balance
Most Recent
Appraisal Value
Date Appraisal
Performed
Totals
:
-
-
-

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
REO ADDITIONAL DE
T
AIL
REO Property Sold Or Disposed During Related Prepayment Period
Liq Proceeds
and Other
Loan ID
Amounts Rec’d
Portion of Liq
Proceeds in
Available Funds
Balance of
of Excess Liq
Proceeds Acct
$
-
Totals:
$
-
$
-
$ -

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
1
HI
2
DE
27
LA
42
TX
51
TX
72
MS
Count:
6
Kahului
Wilmington
Lafayette
Houston
Houston
Brandon
Totals:
Retail
Office
Lodging
Office
Lodging
Lodging
88,500,000.00
85,500,000.00
13,900,000.00
9,750,000.00
7,700,000.00
4,800,000.00
210,150,000.00
81,
1
13,069.87
73,286,512.45
0.00
0.00
0.00
0.00
154,399,582.32
06/03/2022
1
1/25/2025
03/14/2019
02/05/2019
07/05/2022
06/21/2022
86,318,756.02
73,964,165.57
0.00
0.00
0.00
0.00
160,282,921.59
40,030,000.00
46,500,000.00
0.00
0.00
0.00
0.00
86,530,000.00
05/30/2025
02/06/2026
12/31/2026
10/31/2027
0.00
0.00
0.00
3
0.00
3
0.00
3
0.00
3
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
13
27
42
51
53
72
82
Liquidation
Month
Jan 2019
Feb 2021
Feb 2020
Nov 2023
Feb 2025
May 2023
Apr 2026
Liquidation /
Prepayment
Code *
3
3
3
3
3
3
3
Current Beginning
Scheduled Balance
23,000,000.00
12,435,966.03
8,509,985.59
5,939,981.71
6,713,693.10
3,853,422.05
2,595,350.67
Most Recent Value **
37,000,000.00
5,100,000.00
4,550,000.00
4,600,000.00
9,900,000.00
1,700,000.00
950,000.00
Net Proceeds Received
on Liquidation
23,138,005.07
5,185,326.24
5,000,490.52
8,
1
12,091.73
7,173,710.01
2,904,024.69
1,450,248.63
Liquidation Expense
702,599.52
615,633.51
535,696.12
2,208,908.57
242,690.81
1,484,3
1
1.06
521,602.51
Net Proceeds Available
for Distribution
22,435,405.55
4,569,692.73
4,464,794.40
5,903,183.16
6,931,019.20
1,419,713.63
928,646.12
Realized Loss to Trust
564,594.45
7,866,273.30
4,045,191.19
2,506,218.61
25,364.71
2,433,708.42
2,188,307.06
Count:
7
Totals:
63,048,399.15
63,800,000.00
52,963,896.89
6,3
1
1,442.10
46,652,454.79
19,629,657.74
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
1
2
3
1
1
Count:
Totals:
81,
1
13,069.87
73,286,512.45
70,535,904.28
23,330,000.00
4
248,265,486.60
16,898.56
15,268.02
0.00
4,860.42
37,027.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
43,843.56
43,843.56
0.00
309,456.50
0.00
270,069.95
0.00
0.00
0.00
0.00
0.00
579,526.45
0.00
0.00
250.41
0.00
250.41
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
125.05
0.00
1
12.99
0.00
0.00
0.00
0.00
0.00
238.04
Total Interest Shortfall hitting the Trust:
660,885.46
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
1
2
1
1
Paid Through
Date
12/06/2022
10/06/2025
10/01/2025
ARA (Appraisal
Reduction Amount)
61,053,131.38
33,757,734.66
13,038,977.00
ARA Date
08/06/2025
04/06/2026
10/01/2025
Most Recent Value
40,030,000.00
46,500,000.00
212,500,000.00
Most Recent
Valuation Date
05/30/2025
02/06/2026
01/08/2025
Most Recent Net
ASER Amount
0.00
0.00
43,843.56
Cumulative ASER
Amount
5,163,374.65
0.00
513,895.86
Count:
3
Totals:
107,849,843.04
299,030,000.00
43,843.56
$5,677,270.51

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Retail
06/1
1/20
HI
10/06/24
N
81,
1
13,069.87
4.590
0.00
0.00
12/06/22
0.00
5
0.00
0.00
0.64
12/31/25
2
Office
3
Office
1
1/20/24
DE
10/29/24
TX
1
1/06/24
N
1
1/06/27
N
73,286,512.45
4.434
70,535,904.28
4.300
0.00
0.00
395,897.15
0.00
10/06/25
05/06/26
0.00
5
0.00
0.00
0
253,264.76
0.00
0.00
0.00
1.62
12/31/25
12/31/25
4
Retail
5
Office
5A
Office
5B
Office
6
Retail
7
Multifamily
8
Mixed
Use
9
Lodging
10
Multifamily
MN
1
1/06/24
KY
08/06/24
KY
08/06/24
KY
08/06/24
NY
12/06/21
TX
1
1/01/24
FL
1
1/06/24
TN
10/06/24
MD
10/06/24
10/17/24
08/06/24
08/06/24
08/06/24
12/02/21
05/05/22
09/06/24
07/05/24
07/03/24
1
1
Office
07/01/24
CA
09/01/24
N
23,330,000.00
4.050
78,738.75
0.00
10/01/25
0.00
5
78,738.75
0.00
1.79
12/31/25
12
Retail
13
Retail
14
Office
15
Retail
16
Retail
17
Multifamily
18
Office
19
Retail
20
Retail
21
Multifamily
22
Office
23
Retail
24
Retail
24A
25
Lodging
26
Retail
27
Lodging
28
Industrial
29
Multifamily
30
Multifamily
31
Multifamily
32
Multifamily
33
Industrial
34
Office
35
Office
36
Retail
37
Multifamily
38
Multifamily
MD
1
1/06/24
NY
1
1/06/19
NC
09/06/24
FL
1
1/06/44
NY
1
1/06/24
MD
10/06/24
CA
10/06/24
SC
10/06/24
IL
09/06/24
OH
10/06/24
GA
1
1/06/24
IN
1
1/06/24
OH
12/06/24
12/06/24
OH
10/01/24
TX
1
1/06/24
LA
1
1/06/24
P
A
1
1/06/19
MD
10/06/24
TX
08/06/24
MI
10/06/24
TX
10/06/24
TX
1
1/06/24
CA
10/06/24
AZ
1
1/06/24
TX
1
1/06/19
MI
1
1/06/19
AL
10/06/19
08/06/24
12/13/18
05/06/24
07/05/24
09/06/24
01/27/23
08/06/24
10/04/24
1
1/06/24
06/19/19
1
1/01/24
1
1/06/24
09/09/24
09/06/24
10/01/24
08/31/23
02/04/21
1
1/01/19
01/27/23
08/06/24
09/04/24
08/27/24
03/02/22
10/02/24
1
1/06/24
10/26/18
1
1/05/19
08/08/19

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
39
Office
40
Retail
41
Lodging
42
Office
43
Self Storage
44
Retail
45
Retail
46
Lodging
47
Retail
48
Retail
49
Mobile Home
50
Multifamily
51
Lodging
52
Retail
53
Retail
54
Retail
55
Retail
56
Retail
57
Office
58
Self Storage
59
Retail
60
Retail
61
Self Storage
62
Various
63
Multifamily
64
Multifamily
65
Retail
66
Retail
67
Self Storage
68
Self Storage
69
Self Storage
70
Multifamily
71
Retail
72
Lodging
73
Retail
74
Multifamily
75
Retail
76
Mobile Home
77
Retail
78
Lodging
79
Self Storage
P
A
1
1/06/24
CA
10/06/24
OH
10/01/24
TX
1
1/06/24
CA
1
1/06/24
NC
10/06/24
OH
12/06/24
WV
1
1/06/24
CA
1
1/06/24
OR
1
1/06/24
TX
08/06/24
CA
1
1/06/24
TX
10/06/24
IL
10/06/24
AL
10/06/24
TX
10/06/24
OH
1
1/06/24
MA
10/06/24
CA
10/06/24
CA
10/06/24
GA
1
1/06/24
CA
10/06/24
TX
10/06/24
MI
09/06/24
KY
1
1/06/24
TX
10/06/24
CA
1
1/06/24
CA
10/06/24
NV
1
1/06/24
CA
1
1/06/24
MS
10/06/24
FL
1
1/06/24
TX
10/06/24
MS
1
1/06/24
TX
1
1/06/24
KY
1
1/06/24
TX
1
1/06/24
FL
10/06/24
CA
10/06/19
TN
1
1/06/24
MD
1
1/06/24
08/06/24
10/03/24
1
1/14/24
01/31/20
1
1/06/24
07/05/24
09/06/24
02/15/22
1
1/06/24
08/06/24
05/06/24
1
1/06/24
10/16/23
10/04/24
01/08/25
05/07/18
08/06/24
08/15/24
10/16/24
02/27/20
1
1/01/24
10/04/24
10/04/24
09/06/24
10/04/24
08/06/19
1
1/01/24
10/04/24
12/06/21
08/06/24
08/06/24
1
1/06/24
10/21/24
04/26/23
08/28/24
1
1/20/24
08/06/24
10/04/24
10/07/19
1
1/06/24
1
1/06/24

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
80
Retail
81
Self Storage
82
Retail
83
Self Storage
84
Office
85
Retail
86
Retail
87
Multifamily
88
Mixed Use
89
Multifamily
90
Retail
91
Self Storage
92
Retail
IL
10/06/24
LA
1
1/06/24
MI
10/06/24
RI
10/06/24
TX
10/06/24
XX
10/06/24
XX
10/06/24
MI
10/06/24
NY
1
1/06/24
MI
10/06/24
GA
1
1/06/24
MI
1
1/06/24
CA
10/06/24
12/05/24
09/06/24
04/06/26
10/04/24
07/05/24
10/03/24
10/04/24
10/01/24
05/02/25
08/06/24
10/03/24
1
1/06/24
10/03/24
Count:
95
Totals:
248,265,486.60
474,635.90
0.00
0.00
332,003.51
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

20M to 24.9M
70M to 74.9M
80M to 84.9M
4
.
000%
-
4
.
240%
4
.
250%
-
4
.
490%
4
.
500%
-
4
.
740%
GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
60
Count
20M to 24.9M
1
70M to 74.9M
2
80M to 84.9M
1
Total
4
Balance ($)
$23,330,000.00
$143,822,416.73
$81,1
13,069.87
$248,265,486.60
%
50
9.40%
57.93%
40
32.67%
100.00%
30
20
10
0
Gross Rate
60
4.000%
-
4.240%
4.250%
-
4.490%
4.500% - 4.740%
Total
Count
Balance ($)
1
$23,330,000.00
2
$143,822,416.73
1
$81,1
13,069.87
4
$248,265,486.60
%
9.40%
57.93%
32.67%
100.00%
50
40
30
20
Total Weighted Average Rate: 4.41%
10
0

HAWAII
DELAWARE
TEXAS
CALIFORNIA
GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
HAWAII
DELAWARE
TEXAS
Count
Balance ($)
%
1
$81,1
13,069.87
32.67%
1
$73,286,512.45
29.52%
1
$70,535,904.28
28.41%
CALIFORNIA
Total
1
$23,330,000.00
9.40%
4
$248,265,486.60
100.00%
35
30
25
20
15
10
5
0
Property
T
ype
Count
Office
3
Retail
1
Balance ($)
%
$167,152,416.73
67.33%
$81,1
13,069.87
32.67%
Retail
32.7
Total
4
$248,265,486.60
100.00%
Office
67.3%
Retail
32.7%
Total:
100.0%
Office
67.3

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
MORTGAGE LOAN CHARACTERISTICS
Seasoning
100
Months
Count
Balance ($)
%
80
138 - 140
4
Total
4
Total Weighted Average Seasoning: 139
$248,265,486.60
100.00%
$248,265,486.60
100.00%
60
40
20
0
138 - 140
Remaining
T
erm to Maturity
100
Months
Count
Balance ($)
%
80
0 - 2
Total
4
$248,265,486.60
100.00%
4
$248,265,486.60
100.00%
60
Total Weighted Average Remaining Months: 1
40
20
0
0 - 2

0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
MORTGAGE LOAN CHARACTERISTICS
DSCR
40
35
Count
Balance ($)
%
30
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
1
$81,1
13,069.87
32.67%
25
1
$73,286,512.45
29.52%
2
$93,865,904.28
37.81%
20
Total
4
$248,265,486.60
100.00%
15
Total Weighted Average DSCR: 1.17
10
5
0
Amortization
T
ype
IO Maturity Balloon
IO/Amortizing/Balloon
Count
Balance ($)
%
1
$23,330,000.00
9.40%
3
$224,935,486.60
90.60%
IO Maturity Balloon
9.40%
Total
4
$248,265,486.60
100.00%
IO Maturity Balloon
9.40%
IO/Amortizing/Balloon
90.60%
Total:
100.00%
IO/Amortizing/Balloon
90.60%

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
May 2026
DELINQUENT LOAN DE
T
AIL
Loan ID
1
2
1
1
Paid Thru
Date
12/06/2022
10/06/2025
10/01/2025
Current
P&I
Advances**
0.00
0.00
78,420.88
Outstanding
P&I
Advances***
0.00
0.00
138,414.27
Outstanding
Servicing
Advances
42,3
1
1.50
662,686.45
0.00
Loan
Special
Status
Servicer
Code*
Transfer Date
5
06/1
1/2020
5
1
1/20/2024
5
07/01/2024
Foreclosure
Date
Bankruptcy
Date
Reo
Date
06/03/2022
1
1/25/2025
Resolution
Strategy Code
7
7
13
Count:
3
T
otals:
78,420.88
138,414.27
704,997.95
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure
11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD